SHARE BASED PAYMENTS (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
SHARE-BASED PAYMENTS
Share-based payments	R (299.4)	R (231.9)	R (496.2)
Sibanye Stillwater 2017 Share Plan [Member]
SHARE-BASED PAYMENTS
Share-based payments	(139.2)	(9.0)
Sibanye Stillwater 2017 Share Plan - Performance Shares [Member]
SHARE-BASED PAYMENTS
Share-based payments	(139.2)	(9.0)
SGL 2013 Share Plan
SHARE-BASED PAYMENTS
Share-based payments	(142.5)	(208.4)	(172.1)
SGL 2013 Share Plan - Performance shares
SHARE-BASED PAYMENTS
Share-based payments	(142.5)	(186.3)	(145.5)
SGL 2013 Share Plan - Bonus shares
SHARE-BASED PAYMENTS
Share-based payments		(22.1)	(26.6)
SGL Phantom Scheme
SHARE-BASED PAYMENTS
Share-based payments		(11.2)	(83.8)
Stillwater Cash Settled Scheme
SHARE-BASED PAYMENTS
Share-based payments	(14.5)	R (3.3)
DRD Gold Cash Settled Scheme [Member]
SHARE-BASED PAYMENTS
Share-based payments	R (3.2)
Share-based payment on BEE transaction
SHARE-BASED PAYMENTS
Share-based payments			R (240.3)